Debt securities issued	12 Months Ended
Dec. 31, 2019
Debt securities issued [Abstract]
Debt securities issued

24.	Debt securities issued

Debt securities issued as of December 31, 2018 and 2019 were as follows:

	2018			2019
	Interest rate (%)	Amount		Interest rate (%)	Amount
Debt securities issued in Korean won:
Debt securities issued	0.00~8.00	~~W~~	50,661,472	0.71~8.00	~~W~~	60,501,093
Subordinated debt securities issued	2.20~4.60		4,400,145	2.20~4.60		4,370,145
Loss on fair value hedges			(206,985)			(87,692)
Discount on debt securities issued			(84,962)			(66,334)

			54,769,670			64,717,212

Debt securities issued in foreign currencies:
Debt securities issued	0.20~4.01		6,278,680	0.01~7.59		6,750,085
Subordinated debt securities issued	3.75~5.00		2,271,799	3.34~5.10		3,797,536
Gain (Loss) on fair value hedges			(55,251)			141,264
Discount on debt securities issued			(37,199)			(42,733)

			8,458,029			10,646,152

		~~W~~	63,227,699		~~W~~	75,363,364